TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2024
Trade And Other Payables
SCHEDULE OF TRADE AND OTHER PAYABLES
	2023	2024
	S$	S$

Trade payables	24,618	38,633
Other payables	50,428	37,292
Accrued operating expenses	446,634	363,690
Deferred grant income	2,944	1,408
Total	524,624	441,023